CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2019
Equity [abstract]
Contributed Equity
13.	CONTRIBUTED EQUITY

	2019		2018
Ordinary shares
Authorised, issued and fully paid	A$	204,279,078	A$	162,801,028

Fully paid ordinary shares carry one vote per share and carry the right to dividends.

Movement in ordinary shares on issue	Number	Amount
At July 1, 2017	673,219,854	A$	134,806,022
New shares	633,658,471		29,846,859
Cancelled shares	(29,500,000)		—
Capital issue costs	—		(1,851,853)

At July 1, 2018	1,277,378,325	A$	162,801,028
New shares	593,921,250		45,580,570
Capital issue costs	—		(4,102,520)

At June 30, 2019	1,871,299,575		A$ 204,279,078

Capital management
When managing capital, management’s objective is to ensure the entity continues as a going concern as well as to maintain optimal returns to shareholders and benefits for other stakeholders. Management also aims to maintain a capital structure that ensures the lowest cost of capital available to the entity.
The Company regularly reviews the capital structure and seeks to take advantage of available opportunities to improve outcomes for the Company and its shareholders.
For the year ended 30 June 2019, there were no dividends paid and management has no plans to commence the payment of dividends. Management will continue to assess market conditions and the company’s cash flow requirements to ensure the company is appropriately funded.
The Company monitors capital based on the gearing ratio, however, there is no significant external borrowing at the reporting date. Neither the Company nor any of the subsidiaries are subject to externally imposed capital requirement.